July 15, 2009

STRATEGIC FUNDS, INC.
-Global Stock Fund
THE DREYFUS/LAUREL FUNDS TRUST
-Dreyfus International Bond Fund
-Dreyfus Global Equity Income Fund
ADVANTAGE FUNDS, INC.
-Global Alpha Fund
-Dreyfus Global Absolute Return Fund
DREYFUS OPPORTUNITY FUNDS
-Dreyfus Natural Resources Fund
-Dreyfus Global Sustainability Fund
DREYFUS PREMIER WORLDWIDE GROWTH FUND, INC.
-Dreyfus Worldwide Growth Fund
DREYFUS PREMIER INVESTMENT FUNDS, INC.
-Dreyfus Global Real Estate Securities Fund
DREYFUS INVESTMENT GRADE FUNDS, INC.
-Dreyfus Inflation Adjusted Securities Fund

Supplement to Current Statement of Additional Information

The following information supplements the information contained in the section of the respective Fund’s Statement of Additional Information entitled “Description of the Company and Fund[s]--Investment Restrictions”:

The Fund has adopted a policy prohibiting it from operating as a fund-of-funds in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the Investment Company Act of 1940, as amended.

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With respect to each Fund, except Dreyfus Global Absolute Return Fund and Dreyfus Inflation Adjusted Securities Fund, the following information supplements the information pertaining to the Fund’s Class I shares contained in the section of the respective Fund’s Statement of Additional Information entitled “How to Buy Shares”:

Class I shares are offered to certain funds in the Dreyfus Family of Funds.

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With respect to Dreyfus Inflation Adjusted Securities Fund (the “Inflation Adjusted Fund”), the following information supplements the information contained in the section of the Inflation Adjusted Fund’s Statement of Additional Information entitled “How to Buy Shares”:

The minimum initial investment and account balance requirements with respect to Institutional shares of the Inflation Adjusted Fund are waived for certain funds in the Dreyfus Family of Funds.